Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Schedule of Contract Liabilities [Abstract]
Balance at beginning of year	$ 63,489		$ 7,937		$ 7,937		$ 1,360,168
Additions	3,287		75,340		75,340		112,006
Recognized to revenue during the year			(19,788)		(19,788)		(122,662)
Refund to customers		[1]		[1],[2]		[1],[2]	(1,341,575)	[2]
Balance at end of year	$ 66,776		$ 63,489		$ 63,489		$ 7,937

[1]	Refund to customers is in relation to China-based clients who prepaid for surrogacy and ancillary caring services but requested for refund of fees so that they may appoint their own surrogate mothers in countries in which the Company does not conduct business. The Company sent the funds to accounts dictated by the clients and terminated service contract with those clients.
[2]	Refund to customers are in relation to China-based clients who prepaid for surrogacy and ancillary caring services but requested for refund of fees so that they may appoint their own surrogate mothers in countries in which the Company does not conduct business. The Company sent the funds to accounts dictated by the clients and terminated service contract with those clients.